Long -Term Debt ($150.0 Million Revolving Credit Facility) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 $150.0 Million Revolving Credit Facility 2007 Series [Member]	Dec. 28, 2007 $150.0 Million Revolving Credit Facility 2007 Series [Member]	Dec. 28, 2007 $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility [Member]	Mar. 17, 2008 13100 TEU Vessels [Member]	Dec. 28, 2007 13100 TEU Vessels [Member]	Dec. 31, 2011 Removal Of Vessels [Member] $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] $150.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility			$ 150,000,000
Maximum borrowing capacity					150,000,000			75,000,000
Interest rate					2.35%				0.80%
Percentage commitment fee		0.20%
Maturity date				Oct. 17, 2023
Delivered costs					65.00%			65.00%
Number of vessels	4					2	1
Maximum amount of refund guarantees for vessels					$ 2,500,000
Number of semi-annual reductions					18